Summary of Significant Accounting Policies: Accounting Standards Updates Pending Adoption (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Accounting Standards Updates Pending Adoption

Accounting Standards Updates Pending Adoption

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses of Financial Instruments (“ASU 2016-13”) with an effective date in 2020 for public business entities and 2021 for others. The new standard replaces the existing incurred loss recognition model with an expected credit loss recognition model. The objective of the expected credit loss model is for the Company to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The Company must consider all available relevant information when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the contractual life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected, except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through an allowance and not as a direct write-down. Upon adoption, the Company does not expect the impact to be material.

In February 2018, the FASB issued ASU No. 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (“ASU No. 2018-02”), with an effective date in 2018; however, early adoption is permitted. The amended guidance allows a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for “stranded tax effects” as defined in ASU 2018-02. Stranded tax effects occur when a change in enacted tax rates is recorded in income from operations, even in situations in which the related income tax effects of items in accumulated other comprehensive income (loss) were originally recognized in AOCI, rather than in income from operations. Companies may elect to make the reclassification only as it relates to the U.S. federal income tax rate cut made by the 2017 Tax Act and can apply the change at the beginning of the period of adoption or retrospectively to each period in which the effect of the change in the tax rate is recognized. The election will not change total stockholder’s equity or net income. If an entity makes the election, the impact of the reclassification should be disclosed. The Company has not determined if it will make the election; if the election is made, the estimated reclassification is insignificant.